Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 111.1	$ 623.5	$ 623.5	$ 351.5	$ 524.6
Ending Balance	124.5	683.6	111.1	623.5	351.5
Adjustment for Net Periodic Pension Plan and Other Postretirement Benefits Plan Cost
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(52.2)	0.0	0.0	(665.2)	(495.3)
Other comprehensive income (loss) before reclassifications	0.0	0.0	6.7	5.7	(244.5)
Amounts reclassified from accumulated other comprehensive loss	0.4	(0.2)	0.4	21.8	74.6
Transfer of pension plan to parent company, net			(59.3)	637.7
Net change in accumulated other comprehensive loss	0.4	(0.2)	(52.2)	665.2	(169.9)
Ending Balance	(51.8)	(0.2)	(52.2)	0.0	(665.2)
Translation adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(16.1)	(16.0)	(16.0)	(8.5)	(5.6)
Other comprehensive income (loss) before reclassifications	0.1	3.0	(0.1)	(7.5)	(2.9)
Amounts reclassified from accumulated other comprehensive loss	0.0	0.0	0.0	0.0	0.0
Transfer of pension plan to parent company, net			0.0	0.0
Net change in accumulated other comprehensive loss	0.1	3.0	(0.1)	(7.5)	(2.9)
Ending Balance	(16.0)	(13.0)	(16.1)	(16.0)	(8.5)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(68.3)	(16.0)	(16.0)	(673.7)	(500.9)
Other comprehensive income (loss) before reclassifications	0.1	3.0	6.6	(1.8)	(247.4)
Amounts reclassified from accumulated other comprehensive loss	0.4	(0.2)	0.4	21.8	74.6
Transfer of pension plan to parent company, net			(59.3)	637.7
Net change in accumulated other comprehensive loss	0.5	2.8	(52.3)	657.7	(172.8)
Ending Balance	$ (67.8)	$ (13.2)	$ (68.3)	$ (16.0)	$ (673.7)